Cover	Aug. 19, 2020	Feb. 27, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 19, 2020
Entity Registrant Name		PEOPLES BANCORP INC.
Entity Incorporation, State or Country Code		OH
Entity File Number		000-16772
Entity Tax Identification Number		31-0987416
Entity Address, Address Line One		138 Putnam Street, PO Box 738
Entity Address, City or Town		Marietta,
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		45750-0738
City Area Code		(740)
Local Phone Number		373-3155
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common shares, without par value
Trading Symbol		PEBO
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0000318300
Amendment Flag		false